LOANS, Short-term and Long-term Loans (Details) - ARS ($) $ in Thousands	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Current loans [Abstract]
2014 EMTN Program: Series 1 Notes	$ 1,190,979		$ 0
Interest payable	37,667		31,269
Other financial loans	0		1,466
Financial leasing	100,624		112,661
Total current loans	1,329,270		145,396
Non-current loans [Abstract]
2014 EMTN Program: Series 1 Notes	2,379,019		3,036,084
Financial leasing	790,741		735,520
Total non-current loans	3,169,760		3,771,604
Total loans	4,499,030	[1]	3,917,000	[1]	$ 3,335,192
Argentine Pesos [Member]
Non-current loans [Abstract]
Total loans	0		1,466
U.S. Dollars [Member]
Non-current loans [Abstract]
Total loans	$ 4,499,030		$ 3,915,534

[1]	Issuance expenses net.